Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2030 Fund	May 30, 2024
Fidelity Freedom Index 2030 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.10%
Past 5 years	8.18%
Past 10 years	6.55%
Fidelity Freedom Index 2030 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.27%
Past 5 years	6.74%
Past 10 years	5.49%
Fidelity Freedom Index 2030 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.14%
Past 5 years	6.10%
Past 10 years	4.96%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1905
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Past 10 years	6.70%